CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME / (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Income and Comprehensive Income [Abstract]
Net income / (loss)	$ (21,205)	$ 54,639	$ 107,495
Comprehensive loss assumed by non-controlling interests	0	0	2
Other comprehensive income / (loss) (Actuarial gain/(loss))	(30)	306	(96)
Comprehensive income / (loss)	$ (21,235)	$ 54,945	$ 107,401